                United States Securities and Exchange Commission
                             Washington, DC  20549


                              FORM 13F COVER PAGE


Report for the Quarter Ended:  December 31, 2006
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Check here if Amendment [ ];  Amendment Number:
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This Amendment (Check only one):        [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             UBS Swiss Financial Advisers AG
Address:          Loewenstrasse 49
                  Zurich, Switzerland CH-8098

13F File Number:  28-11603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Adrian Josi
Title:         Executive Director
Phone:         41-44-237-8790
Zurich, Switzerland February 14, 2006
Signature, Place, and Date of Signing:


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Adrian Josi
Zurich, Switzerland February 14, 2006

Name:          Markus Kaelin
Title:         Director
Phone:         41-44-237-8761


Signature, Place, and Date of Signing:
Zurich, Switzerland February 14, 2006

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Markus Kaelin
Zurich, Switzerland February 14, 2006

Report Type  (Check only one):

[ ]    13F Holdings Report
[x]    13F Notice
[ ]    13F Combination Report


List of Other Managers Reporting for this Manager:

        Form 13F File Number       Name

        28-10396                   UBS AG